Lease - Summary of Liquidity Classification of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Current lease liabilities	₩ 583,558	₩ 576,665
Non-current lease liabilities	3,826,945	4,044,431
Total lease liabilities	₩ 4,410,503	₩ 4,621,096	₩ 5,070,133